Board of directors, Senior Management and Key management personnel - Narrative (Details) CLF in Thousands, $ in Thousands				12 Months Ended
	Apr. 25, 2024 CLF director	Apr. 25, 2023 CLF director	Apr. 26, 2022	Dec. 31, 2024 CLF employee director	Dec. 31, 2024 USD ($) employee director	Dec. 31, 2023 CLF director employee	Dec. 31, 2023 USD ($) director employee	Dec. 31, 2022 CLF director	Dec. 31, 2022 USD ($) director
Related Party Disclosures [Line Items]
Number of directors	6	6
Election period (in years)				3 years	3 years
Key management personnel compensation	CLF 600	CLF 600			$ 8,193		$ 9,933		$ 8,495
Key management personnel compensation, percentage		0.06%	0.06%
Variable compensation, percentage of net earnings				110.00%	110.00%
Variable compensation, percentage of net income						1.10	1.10
Variable compensation, percentage of profit						1.10	1.10
Number of employees | employee				8,344	8,344	7,682	7,682
Chairman
Related Party Disclosures [Line Items]
Key management personnel compensation | CLF	CLF 800	CLF 800
Key management personnel compensation, percentage	0.12%	0.12%
Directors
Related Party Disclosures [Line Items]
Number of directors	2			8	8
Directors committee
Related Party Disclosures [Line Items]
Number of directors				3	3	3	3	3	3
Key management personnel compensation				CLF 200	$ 7,653	CLF 200	$ 7,516	CLF 200	$ 6,711
Key management personnel compensation, percentage				0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Variable compensation, percentage of net income								1.10	1.10
Health, Safety and Environmental Matters Committee
Related Party Disclosures [Line Items]
Number of directors						3	3
Key management personnel compensation | CLF						CLF 100
Corporate Governance Committee
Related Party Disclosures [Line Items]
Number of directors						3	3
Key management personnel compensation | CLF						CLF 100
Vice President
Related Party Disclosures [Line Items]
Key management personnel compensation | CLF	CLF 700	CLF 700
Key Management Personnel
Related Party Disclosures [Line Items]
Key management personnel compensation | $					$ 31,061		$ 37,418		$ 29,633
Number of employees | employee				176	176	153	153